Fair Value Measurements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Liabilities at fair value		$ 19,264	$ 11,655
2019 Convertible Notes
Fair Value Measurements
Liabilities at fair value		13,751	11,392
Expense associated with change in fair value of Convertible Notes	$ 100
2019 Related Party Convertible Notes
Fair Value Measurements
Liabilities at fair value		307	263
Expense associated with change in fair value of Convertible Notes	$ 100
2023 Convertible Notes
Fair Value Measurements
Liabilities at fair value		5,071
2023 Related Party Convertible Notes
Fair Value Measurements
Liabilities at fair value		135
Level 3
Fair Value Measurements
Liabilities at fair value		19,264	11,655
Level 3 | 2019 Convertible Notes
Fair Value Measurements
Liabilities at fair value		13,751	11,392
Level 3 | 2019 Related Party Convertible Notes
Fair Value Measurements
Liabilities at fair value		307	$ 263
Level 3 | 2023 Convertible Notes
Fair Value Measurements
Liabilities at fair value		5,071
Level 3 | 2023 Related Party Convertible Notes
Fair Value Measurements
Liabilities at fair value		$ 135